Earnings Per Share - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 20,310	$ 27,370	$ 12,321
Net income attributable to noncontrolling interest	6,107	7,179	3,593
Net income attributable to Cognyte Business of Verint Systems Inc.	$ 14,203	$ 20,191	$ 8,728
Ordinary shares outstanding:
Basic (in shares)	65,773	65,773	65,773
Effective of dilutive shares (in shares)	0	0	0
Diluted shares (in shares)	65,773	65,773	65,773
Net income per ordinary share attributable to Cognyte Business of Verint Systems Inc:
Basic (in dollars per share)	$ 0.22	$ 0.31	$ 0.13
Diluted (in dollars per share)	$ 0.22	$ 0.31	$ 0.13